Licenses And Goodwill	12 Months Ended
Dec. 31, 2010
Notes To The Financial Statements [Abstract]
Goodwill and Intangible Assets Disclosure

NOTE 8 LICENSES AND GOODWILL

Changes in TDS' licenses and goodwill are presented below. See Note 7—Acquisitions, Divestitures and Exchanges for information regarding transactions which affected licenses and goodwill during the periods.

Licenses

	U.S.	TDS
	Cellular (1)	Telecom - CLEC	Total
(Dollars in thousands)

Balance December 31, 2009	$1,440,225	$2,800	$1,443,025
Acquisitions	17,101	—	17,101
Balance December 31, 2010	$1,457,326	$2,800	$1,460,126

Balance December 31, 2008	$1,438,640	$2,800	$1,441,440
Acquisitions	15,750	—	15,750
Impairment	(14,000)	—	(14,000)
Other	(165)	—	(165)
Balance December 31, 2009	$1,440,225	$2,800	$1,443,025

Goodwill

	U.S.	TDS
	Cellular (1)	Telecom (2)	Other (3)	Total
(Dollars in thousands)

Assigned value at time of acquisition	$617,222	$450,156	$3,802	$1,071,180
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2009	283,322	420,716	3,802	707,840
Acquisitions	—	15,156	—	15,156
Other (4)	5,459	—	—	5,459
Balance December 31, 2010	$288,781	$435,872	$3,802	$728,455

Assigned value at time of acquisition	$616,764	$449,853	$3,802	$1,070,419
Accumulated impairment losses in prior periods	(333,900)	(29,440)	—	(363,340)
Balance December 31, 2008	282,864	420,413	3,802	707,079
Acquisitions	—	303	—	303
Other	458	—	—	458
Balance December 31, 2009	$283,322	$420,716	$3,802	$707,840

(1)       Prior to January 1, 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS licenses and goodwill, as required by GAAP in effect at that time. Consequently, U.S. Cellular's licenses, goodwill and accumulated impairment losses reported on a stand-alone basis do not match the TDS consolidated licenses, goodwill and accumulated impairment losses related to U.S. Cellular.

(2)       The entire goodwill balance of $29.4 million at the TDS Telecom CLEC business segment was impaired in 2004. The remaining goodwill balance at TDS Telecom is attributed to the ILEC business segment.

(3)       Other consists of “Non-reportable segment” and Corporate investments.

(4)       Amount reclassified from Investments in unconsolidated entities to Goodwill in 2010.

See Note 1—Summary of Significant Accounting Policies and Recent Accounting Pronouncements for a description of accounting policies related to licenses and goodwill.

2010 Impairment Assessment

In 2010, TDS completed the required annual impairment assessment of its licenses and goodwill in the fourth quarter. The assessment resulted in no impairment of goodwill or licenses.

2009 Impairment Assessment

In 2009, TDS completed the required annual impairment assessment of its licenses and goodwill in the fourth quarter. The assessment resulted in no impairment of goodwill and an impairment loss of $14.0 million on licenses. The entire impairment loss relates to licenses in developed operating markets (built licenses).

2008 Impairment Assessment

In 2008, TDS completed the required annual impairment assessment of its licenses and goodwill in the second quarter. As a result of the deterioration in the credit and financial markets and the decline of the overall economy in the fourth quarter of 2008, TDS performed an interim impairment assessment of licenses and goodwill as of December 31, 2008. The assessment resulted in no impairment of goodwill and an impairment loss of $414.4 million on licenses. Of the $414.4 million, $357.6 million related to licenses in developed operating markets (built licenses) and $56.8 million related to licenses that are not being utilized (unbuilt licenses). The TDS impairment amount exceeded the U.S. Cellular impairment amount recorded on a stand-alone basis due to step acquisition allocation adjustments, which increased the carrying value of licenses at the TDS level.